Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Disclosure of deferred income tax assets and liabilities
The Company’s deferred income tax assets and liabilities are as follows:

(000s)	2017	2016
Balance, beginning of year	$—	$3,009
Expenses related to the origination and reversal of temporary differences for:
Property and equipment	1,707	(13,788)
Non-capital losses carried forward	(2,909)	(2,936)
Long-term liabilities	(41)	(1,724)
Share issue expenses	—	178
Changes in unrecognized tax benefits	1,243	15,261
Deferred income tax expense (recovery) recognized in earnings	—	(3,009)
Balance, end of year	$—	$—

Reconciliation of income tax expense
Income taxes vary from the amount that would be computed by applying the average Canadian statutory income tax rate of 27.0% (2016 – 27.0%) to income before taxes as follows:

(000s)	2017	2016
Income taxes calculated at the Canadian statutory rate	$(15,368)	$(20,175)
Increases (decreases) in income taxes resulting from:
Non-deductible expenses	2,023	3,641
Changes in unrecognized tax benefits	1,243	15,261
Effect of tax rates in foreign jurisdictions[1]	31,728	18,635
Changes in tax rates and other	2,193	(4,916)
Income tax expense	$21,819	$12,446
[1] The statutory tax rates in Egypt are 40.55%.